Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue by Product And Services
The following table provides information about disaggregated revenue by product and services:

	Three Months Ended March 31,
	2022	2021
Product sales and rentals, net	$651	$840
Processing and storage fees, net	1,283	1,264
License, royalty and other	4,001	556

Net revenue	$5,935	$2,660

The following table provides information about disaggregated revenue by product and services:

	Year Ended December 31,
	2021	2020
Product sales and rentals	$3,801	$6,854
Services	5,522	5,556
License, royalty and other	12,012	1,868

Net revenues	$21,335	$14,278

Schedule of Changes in Deferred Revenue from Contract Liabilities
The following table provides changes in deferred revenue from contract liabilities:

	2022	2021
Balance at January 1	$4,067	$12,449
Deferral of revenue*	1,649	1,042
Recognition of unearned revenue*	(1,610)	(1,639)

Balance at March 31,	$4,106	$11,852

*
2022 deferral of revenue resulted from payments received in advance of performance under the biobanking services storage contracts that are recognized as revenue under the contract as performance is completed.

The following table provides changes in deferred revenue from contract liabilities:

	2021	2020
Balance at January 1	$12,449	$3,833
Deferral of revenue*	4,928	14,532
Recognition of unearned revenue**	(13,310)	(5,916)

Balance at December 31	$4,067	$12,449

*
2020 includes $9,505 received in advance of performing services under a license agreement (see Note 15). The remainder of the 2020 and all of the 2021 deferral of revenue resulted from payments received in advance of performance under the biobanking services storage contracts that are recognized as revenue under the contract as performance is completed.

**
During the third quarter of 2021, the Company terminated the license agreement with Sanuwave due to an uncured material breach (See Note 15). As a result, the Company recognized the remaining deferred revenue of $6,754 that was to be recognized on a straight-line basis over the non-cancelable
term of the license agreement.